Auditor's Remuneration (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Summary of Auditor's Remuneration

	$ million
	2020	2019	2018
Fees in respect of the audit of the Consolidated and Parent Company Financial Statements, including audit of consolidation returns	36	32	31
Other audit fees, principally in respect of audits of accounts of subsidiaries	17	18	16
Total audit fees	53	50	47
Audit-related fees	3	4	5
Fees in respect of other non-audit services [A]	2	—	1
Total	58	54	53
[A] Various services that were classified as ‘Audit-related’ in the past are classified as ‘Other non-audit services’ under the revised UK auditor rules that apply since March 15, 2020